SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Other Current Assets
	December 31,
	2014	2013

VAT receivables	$2,755	$2,214
Prepaid expenses	1,707	2,512
Deferred charges	1,735	1,273
Tax receivables	843	596
Employees	215	58
Income receivable	858	332
Advance payments to suppliers	3,611	1,197
Short term deferred taxes	69	66
Financial instruments	1,949	-
Other	1,018	1,895

	$14,760	$10,143

Schedule of Short-Term Bank Credit
	Weighted average
	interest rate
	December 31,		December 31,
	2014	2013	2014	2013
	%

In dollar	2.43%	-	$15,857	$-

Schedule of Other Current Liabilities
	December 31,
	2014	2013

Advances from customers	$2,940	$28,878
Payroll and related employee accruals	6,793	6,323
Deferred revenue	3,987	6,255
Provision for vacation pay	5,101	6,008
Derivative instruments	806	-
Government authorities	1,173	2,233
Other	727	4,969

	$21,527	$54,666

Schedule of Long-Term Loans
		Interest rate for			December 31,
		2014	2013		2014	2013
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollar	4.77%	4.77%	2012-2022	$28,000	$32,000
(b)	Euro	EURIBOR +2.75%	EURIBOR +2.75%	2001-2020	2,534	3,425
(c)	Euro	7.9%	7.9%	2012-2017	332	491

					30,866	35,916
Less - current maturities					4,595	4,665

					$26,271	$31,251

(a)

   The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2014 the Company is in compliance with these covenants.

(b)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

(c)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.

Schedule of Long-Term Debt Maturities
Year ending December 31,

2015	$4,595
2016	4,604
2017	4,592
2018	4,486
2019	4,486
2020 and thereafter	8,103

$30,866

Schedule of Other Long-Term Liabilities
	December 31,
	2014	2013

Long-term tax accrual	$1,174	$4,274
Deferred revenue	32	76
Other	3,973	527

	$5,179	$4,877